9. Direct taxes, charges and contributions recoverable	12 Months Ended
Dec. 31, 2019
Direct Taxes, Charges And Contributions Recoverable [Abstract]
Direct taxes, charges and contributions recoverable

9.   Direct taxes, charges and contributions recoverable

	2019	2018

Direct taxes, charges and contributions recoverable	3,762,800	905,521

Income tax (IR) and social contribution (CS) (i)	428,443	414,408
PIS / COFINS (ii)	3,244,549	384,093
Others	89,808	107,020

Current portion	(1,395,193)	(347,505)
Non-current portion	2,367,607	558,016

i) The amounts corresponding to income and social contribution taxes are substantially related to: (a) advances made over the period during which the use will take place at the closing of the current year and any balances in the next year; and (b) other income and social contribution tax credits from previous years whose current estimated period of use will be more than 12 months later.

(ii) The PIS/COFINS amounts recoverable mainly refer to credits from a legal proceedings filed by TIM Celular S.A. (ultimately merged into TIM S.A., as well as TIM S.A. itself, with a favorable final decision in Higher Courts which discussed the exclusion of the ICMS from the PIS and COFINS tax bases. According to the Company's internal evaluation, we expect to use such credits within the statute of limitations of up to 5 years.

In March 2017, the Federal Supreme Court (“STF”) recognized the unconstitutionality of including ICMS amounts in the calculation base of PIS and COFINS contributions. TIM S.A. (previously named “Intelig Telecomunicações Ltda.”), as the surviving company from the merger of TIM Celular S.A. and other entities existing in the Group in the past, which had filed proceedings of the same nature), has been challenging this issue in court since 2006, with effects retroactive to five years, as permitted by the legislation.

In  June 2019, by reason of a final and without appeal decision and calculation of values, the amount of R$2,875 million was recorded, being R$1,720 million of which corresponds to the principal, and R$1,155 million to monetary adjustments (amounts relating to TIM Celular S.A., which merged into TIM S.A. in October 2018).

In September 2019, because a final, non-appealable judgment was entered and amounts were awarded, the amount of R$148 million was recorded, of which R$75 million corresponds to the principal, and R$73 million to monetary adjustments, and such amounts being related to TIM S.A. itself (when it still did business under the name Intelig Telecomunicações Ltda.).

The amount recorded are updated monthly at the interest rate equivalent to the reference rate of the Special Settlement and Custody System (Selic), available on the website of the Brazilian Federal Revenue.